Cover	Jan. 08, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 08, 2026
Entity Registrant Name	ADC Therapeutics SA
Entity File Number	001-39071(Commission File Number)
Entity Address, Address Line One	BiopôleRoute de la Corniche 3B1066 EpalingesSwitzerland(Address of Principal Executive Offices) (Zip Code)
Local Phone Number	+41 21 653 02 00(Registrant’s Telephone Number)
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, par value CHF 0.08 per share
Trading Symbol	ADCT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001771910